Filed pursuant to Rule 497(a)

Registration No. 333-256733

Rule 482ad

[TEXT OF COMMUNICATION SENT VIA BLOOMBERG]

Guidance: Ares Capital Corporation

Guidance: T+170 (+/- 5 bps)

Issuer: Ares Capital Corporation (“ARCC”)

Format: SEC Registered - Senior Unsecured

Ratings*: Baa3/BBB-/BBB (Stable/Stable/Negative)

Size: $Benchmark

Tenor: 7-year

Maturity: June 15, 2028

Change of Control: Yes, 100% (See Red)

Active Bookrunners: BofA/ JPM/ SMBC/ WFS (B&D)

IPTs: T+190 bps

UOP: Repay outstanding indebtedness

Denominations: $2000 x $1000

Optional Redemption: Make-Whole, 2 Month Par Call

Settlement: T+5 (June 10, 2021)

Timing: Today’s Business

Sales into Canada: Yes, exemption

Investors are advised to carefully consider the investment objective, risks, charges and expenses of Ares Capital before investing. The preliminary prospectus supplement dated June 3, 2021, together with an accompanying prospectus dated June 3, 2021, which have been filed with the Securities and Exchange Commission, contain this and other information about Ares Capital and should be read carefully before investing.

The information in the preliminary prospectus supplement and the accompanying prospectus, and in this announcement, is not complete and may be changed. The preliminary prospectus supplement, the accompanying prospectus and this announcement are not offers to sell any securities of Ares Capital and are not soliciting an offer to buy such securities in any jurisdiction where such offer and sale is not permitted.

* Note: A securities rating is not a recommendation to buy, sell or hold securities and may be subject to revision or withdrawal at any time.

A shelf registration statement relating to these securities is on file with the Securities and Exchange Commission and has become effective. The offering may be made only by means of a preliminary prospectus supplement and an accompanying prospectus. Copies of the preliminary prospectus supplement (and accompanying prospectus) may be obtained from BofA Securities, Inc., NC1-004-03-43, 200 North College Street, 3rd floor, Charlotte NC 28255-0001, Attn: Prospectus Department, or by calling 1-800-294-1322, or email dg.prospectus_requests@bofa.com; J.P. Morgan Securities LLC, 383 Madison Avenue, New York NY 10179, Attn: Investment Grade Syndicate Desk, 212-834-4533; SMBC Nikko Securities America, Inc. at 277 Park Avenue, New York, New York 10172, Attn: Debt Capital Markets, 1-888-868-6856; or Wells Fargo Securities, LLC at 1-800-645-3751.

ANY DISCLAIMERS OR OTHER NOTICES THAT MAY APPEAR AFTER THIS MESSAGE ARE NOT APPLICABLE TO THIS COMMUNICATION AND SHOULD BE DISREGARDED. SUCH DISCLAIMERS OR OTHER NOTICES WERE AUTOMATICALLY GENERATED AS A RESULT OF THIS COMMUNICATION BEING SENT VIA BLOOMBERG OR ANOTHER EMAIL SYSTEM.